Cover	Mar. 28, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2023
Entity File Number	001-39685
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Central Index Key	0001728328
Entity Tax Identification Number	98-1428279
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 310 - 815 W. Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1B4
City Area Code	604
Local Phone Number	669-7207
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	INM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Security Exchange Name	NASDAQ